Shareholder Report, Average Annual Return (Details) 194557_Logan Capital Broad Innovative Growth ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Logan Capital Broad Innovative Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Logan Capital Broad Innovative Growth ETF NAV
Average Annual Return, Percent	39.94%	13.43%	18.13%
Russell 1000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Total Return
Average Annual Return, Percent	30.42%	12.32%	15.01%
Russell 1000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Average Annual Return, Percent	30.99%	13.86%	18.28%